Prepayments (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments [Abstract]
Schedule of Prepayments	Prepayments consist of the following:
	December 31, 2022	December 31, 2021
Prepayments	26,648	70,910
	$26,648	$70,910